UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21488

Cohen & Steers Utility Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

COHEN & STEERS UTILITY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

		Number
		of Shares	Value

COMMON STOCK	98.6%
ENERGY	3.5%
DISTRIBUTION	2.3%
Spectra Energy Corp.		72,926	$1,915,766
GAS—DISTRIBUTION	0.9%
South Jersey Industries		21,000	799,050
OIL & GAS REFINING & MARKETING	0.3%
Targa Resources Partners LP(a)		8,000	232,080
TOTAL ENERGY			2,946,896
GAS UTILITIES	5.2%
Equitable Resources		43,720	2,112,550
Questar Corp.		11,639	1,038,315
Southern Union Co.		42,300	1,285,497
			4,436,362
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS	13.5%
AES Corp. (The)(a)		85,000	1,829,200
Constellation Energy Group		44,000	3,825,800
Mirant Corp.(a)		16,000	647,360
NRG Energy(a)		22,000	1,584,880
TXU Corp.		56,280	3,607,548
			11,494,788
OIL & GAS EQUIPMENT & SERVICES	0.5%
Universal Compression Partners LP		14,500	448,050
OIL & GAS REFINING & MARKETING	1.5%
Williams Partners LP		27,500	1,312,575
OIL & GAS STORAGE & TRANSPORTATION	3.2%
DCP Midstream Partners LP		16,500	645,150
Teekay Offshore Partners LP		7,300	211,700
Williams Cos. (The)		66,300	1,886,898
			2,743,748

		Number of Shares	Value

TELECOMMUNICATION SERVICES - INTEGRATED TELECOMMUNICATIONS SERVICES	5.0%
AT&T		67,000	$2,641,810
Verizon Communications		29,000	1,099,680
Windstream Corp.		35,000	514,150
			4,255,640
UTILITIES	66.2%
ELECTRIC SERVICE	0.1%
Dynegy — Class A(a)		5,500	50,930
ELECTRIC UTILITIES	42.0%
Allegheny Energy(a)		66,000	3,243,240
Cleco Corp.		17,300	446,859
DPL		22,000	683,980
Duke Energy Corp.		85,852	1,741,937
E.ON AG (ADR) (Germany)		34,226	1,545,646
Edison International		22,240	1,092,651
Entergy Corp.		44,854	4,706,082
Exelon Corp.		62,533	4,296,643
FirstEnergy Corp.		26,255	1,739,131
FPL Group		77,089	4,715,534
ITC Holdings Corp.		51,800	2,242,422
Northeast Utilities		13,800	452,226
Pepco Holdings		13,000	377,260
PPL Corp.		82,078	3,356,990
Progress Energy		20,000	1,008,800
Scottish and Southern Energy PLC (United Kingdom)		25,879	784,769
Sierra Pacific Resources(a)		78,100	1,357,378
Southern Co.		53,624	1,965,320
			35,756,868
ELECTRIC—INTEGRATED	1.9%
Electricite de France (France)		11,000	922,218
Integrys Energy Group		13,000	721,630
			1,643,848

		Number of Shares	Value

MULTI UTILITIES	22.2%
Alliant Energy Corp.		8,000	$358,560
Aquila(a)		224,600	938,828
CEZ AS (Germany)		28,721	1,289,129
CMS Energy Corp.		115,600	2,057,680
Dominion Resources		12,500	1,109,625
DTE Energy Co.		17,000	814,300
NiSource		5,700	139,308
NSTAR		9,387	329,671
PG&E Corp.		70,507	3,403,373
Public Service Enterprise Group		39,143	3,250,435
Sempra Energy		18,468	1,126,733
TECO Energy		15,000	258,150
Vectren Corp.		21,500	614,900
Wisconsin Energy Corp.		49,000	2,377,480
Xcel Energy		30,903	762,995
			18,831,167
TOTAL UTILITIES			56,282,813

TOTAL INVESTMENTS (Identified cost—$61,993,327)	98.6%		83,920,872

OTHER ASSETS IN EXCESS OF LIABILITIES	1.4%		1,153,093

NET ASSETS	100.0%		$85,073,965

Glossary of Portfolio Abbreviation

ADR	American Depositary Receipt

Note: Percentages indicated are based on the net assets of the fund.

(a) Non-income producing security.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Note 2. Income Tax Information

As of March 31, 2007, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$21,979,168
Gross unrealized depreciation	51,623
Net unrealized appreciation	$21,927,545

Cost for federal income tax purposes	$61,993,327

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS UTILITY FUND, INC.

By:	/s/	Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Adam M. Derechin	By:	/s/	James Giallanza
		Name: Adam M. Derechin	Name: James Giallanza
		Title: President and principal	Title: Treasurer and principal
		executive officer	financial officer

Date: May 30, 2007